UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Shannon River Fund Management Co., LLC

Address:   800 Third Avenue - 30th Floor
           New York, New York 10022


Form 13F File Number: 28-12219


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Spencer M. Waxman
Title:  Managing Member
Phone:  (212) 331-6555

Signature,  Place,  and  Date  of  Signing:

/s/ Spencer M. Waxman              New York, New York                 2/10/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              42

Form 13F Information Table Value Total:  $      276,957
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

01    28-12497              Shannon River Capital Management, LLC
----  --------------------  ----------------------------------------------------



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                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                           VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------ ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
CIENA CORP                     COM NEW          171779309    5,445   450,000 SH       OTHER      01         450,000      0    0
COGENT COMM GROUP INC          COM NEW          19239V302    3,456   204,600 SH       OTHER      01         204,600      0    0
COMVERSE TECHNOLOGY INC        COM PAR $0.10    205862402   10,253 1,494,582 SH       OTHER      01       1,494,582      0    0
CROWN CASTLE INTL CORP         COM              228227104   13,436   299,900 SH       OTHER      01         299,900      0    0
DESCARTES SYS GROUP INC        COM              249906108    4,977   695,100 SH       OTHER      01         695,100      0    0
EXTREME NETWORKS INC           COM              30226D106    5,546 1,899,200 SH       OTHER      01       1,899,200      0    0
GOOGLE INC                     CL A             38259P508    9,689    15,000 SH       OTHER      01          15,000      0    0
HAWAIIAN TELCOM HOLDCO INC     COM              420031106    3,162   205,344 SH       OTHER      01         205,344      0    0
IMAX CORP                      COM              45245E109   10,963   598,100 SH       OTHER      01         598,100      0    0
IMMERSION CORPORATION          COM              452521107    5,248 1,013,128 SH       OTHER      01       1,013,128      0    0
INTERACTIVE INTELLIGENCE INC   COM              45841V109    5,369   234,240 SH       OTHER      01         234,240      0    0
IRIDIUM COMMUNICATIONS INC     COM              46269C102    1,157   150,000 SH       OTHER      01         150,000      0    0
LEAP WIRELESS INTL INC         COM NEW          521863308    8,361   900,000 SH       OTHER      01         900,000      0    0
LOGMEIN INC                    COM              54142L109   21,451   556,448 SH       OTHER      01         556,448      0    0
LORAL SPACE & COMMUNICATNS INC COM              543881106   20,877   321,780 SH       OTHER      01         321,780      0    0
LUMOS NETWORKS CORP CMN        COM              550283105    3,152   205,488 SH       OTHER      01         205,488      0    0
MARCHEX INC                    CL B             56624R108    8,560 1,369,600 SH       OTHER      01       1,369,600      0    0
MIPS TECHNOLOGIES INC          COM              604567107    2,230   500,000 SH       OTHER      01         500,000      0    0
NAVIGANT CONSULTING INC        COM              63935N107      914    80,100 SH       OTHER      01          80,100      0    0
NORDION INC.                   COM              65563C105    9,125 1,091,502 SH       OTHER      01       1,091,502      0    0
NOVA MEASURING INSTRUMENTS     COM              M7516K103    1,342   182,087 SH       OTHER      01         182,087      0    0
NTELOS HLDGS CORP              COM              67020Q305    4,968   243,788 SH       OTHER      01         243,788      0    0
1 800 FLOWERS COM              CL A             68243Q106    2,318 1,053,514 SH       OTHER      01       1,053,514      0    0
OPENWAVE SYS INC               COM NEW          683718308    2,045 1,294,000 SH       OTHER      01       1,294,000      0    0
PDF SOLUTIONS INC              COM              693282105    6,456   926,224 SH       OTHER      01         926,224      0    0
PLANTRONICS INC NEW            COM              727493108    8,019   225,000 SH       OTHER      01         225,000      0    0
RADWARE LTD                    ORD              M81873107    7,851   268,400 SH       OTHER      01         268,400      0    0
RIGHTNOW TECHNOLOGIES INC      COM              76657R106    7,815   182,900 SH       OTHER      01         182,900      0    0
ROVI CORP                      COM              779376102    6,145   250,000 SH       OTHER      01         250,000      0    0
SCIENTIFIC GAMES CORP          CL A             80874P109   26,954 2,778,743 SH       OTHER      01       2,778,743      0    0
SEACHANGE INTERNATIONAL INC    COM              811699107    2,794   397,500 SH       OTHER      01         397,500      0    0
7 DAYS GROUP HLDGS LTD         ADR              81783J101    3,161   283,487 SH       OTHER      01         283,487      0    0
SHORETEL INC                   COM              825211105    3,726   584,000 SH       OTHER      01         584,000      0    0
SONUS NETWORKS INC.            COM              835916107    3,141 1,308,663 SH       OTHER      01       1,308,663      0    0
STAMPS COM INC                 COM NEW          852857200    3,065   117,300 SH       OTHER      01         117,300      0    0
TESSERA TECHNOLOGIES INC       COM              88164L100    7,222   431,193 SH       OTHER      01         431,193      0    0
TIVO INC                       COM              888706108   12,471 1,390,300 SH       OTHER      01       1,390,300      0    0
UNITEK GLOBAL SVCS INC         COM              91324T302    2,428   536,000 SH       OTHER      01         536,000      0    0
VALASSIS COMMUNICATIONS INC    COM              918866104    3,769   196,000 SH       OTHER      01         196,000      0    0
WEBSENSE INC                   COM              947684106    2,154   115,000 SH       OTHER      01         115,000      0    0
WI-LAN INC                     COM              928972108    5,740 1,000,000 SH       OTHER      01       1,000,000      0    0
WOWJOINT HOLDINGS LIMITED      *W EXP 05/15/201 G9796W119        2   100,000 SH  CALL OTHER      01         100,000      0    0
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